Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000226322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Democracy International Fund
Without Sales Load [Member] | C000226322
Average Annual Return [Line Items]
Average Annual Return, Percent	2.70%	2.47%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent	5.53%	1.76%
Democracy Investments International Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Democracy Investments International Index (NR) (USD)
Average Annual Return, Percent	4.96%	2.93%
Solactive GBS Gbl Mkts ex US Large & Mid Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Gbl Mkts ex US Large & Mid Cap
Average Annual Return, Percent	5.60%	1.90%
FTSE All-World Ex US Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Ex US Index (TR) (USD)
Average Annual Return, Percent	6.13%	2.44%